Prepaids and Other, Net - Components of prepaids and other (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Prepaids
Insurance	$ 1,014	$ 1,847
Mining claims and permitting fees	891	417
License fees	186	259
Equipment mobilization		423
Other	56	252
Deposits	195	1,105
Total	2,342	4,303
Other assets
Equipment not in use		12,238
Royalty - advance payment	600	360
Prepaid supplies inventory		885
Total	$ 600	$ 13,483